Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Operating Loss Carryforwards	$ 0	$ 0
Internal Revenue Service (IRS) [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	8.00%
Bad Debt Reserve forTax Purposes of Qualified Lender	612
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	1,981
State and Local Jurisdiction [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	32.00%
Bad Debt Reserve forTax Purposes of Qualified Lender	369
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 4,100